Revenues - Schedule of Revenues Disaggregated (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Revenues Disaggregated [Line Items]
Net revenues		¥ 406,399	$ 55,676	¥ 379,821	¥ 236,441
Subscription revenue from users [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues		70,439	9,650	113,669	113,487
Licensing revenues from content aggregators and distributors [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues		221,415	30,334	188,853	121,640
Revenue from content sold to hardware manufacturers [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues		52,258	7,159	36,385	1,314
Revenue from sales of digital educational hardware devices [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues		46,033	6,306	40,914
Other revenue [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues	[1]	¥ 16,254	$ 2,227

[1]	Other revenue primarily represents provision of online public sentiment monitoring service and public relation service to the main broadcast operators which commenced in 2024 and the revenue is recognized at the point in time when the quarterly statement is mutually agreed upon between the Company and the customers.